Investment in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments in Unconsolidated Joint Ventures
The following table summarizes balances on the consolidated balance sheets related to our unconsolidated joint ventures as of December 31, 2020 and 2019 (dollars in thousands):

	2020				2019
Joint Venture	Ownership Percentage	Number of Shopping Centers	Investment Balance	Unamortized Basis Difference	Ownership Percentage	Number of Shopping Centers	Investment Balance	Unamortized Basis Difference
NRP	20%	5	$6,304	$1,381	20%	8	$10,183	$3,189
GRP I	14%	20	31,062	—	15%	17	27,356	—
GRP II	N/A	N/A	N/A	N/A	10%	3	5,315	879

Equity Method Investments in Unconsolidated Joint Ventures, Investment Income
The following table summarizes the activity on the consolidated statements of operations related to our unconsolidated joint ventures as of December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Distributions to PECO After Formation or Assumption
NRP	$4,192	$7,167	$200
GRP I	1,047	2,025	—
GRP II	177	40	N/A

Gain (Loss) from Unconsolidated Joint Ventures
NRP	$2,119	$3,989	$(73)
GRP I	(309)	(72)	(35)
GRP II	42	6	N/A

Amortization and Write-Off of Basis Differences
NRP	$1,808	$2,837	$177
GRP II(1)	879	17	N/A
(1)As part of the merger between GRP I and GRP II, the total remaining value of our GRP II investment of $5.1 million was contributed to GRP I, and the result of this transaction was an increase in our GRP I investment of $5.1 million.